Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment Net

Property and equipment, net consists of the following:

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	1,754,027	1,987,265
Furniture, fixtures and equipment	2,425,928	2,953,863
Motor vehicles	599,433	741,551
Software	655,186	1,378,745

	5,434,574	7,061,424

Accumulated depreciation	(1,806,326)	(3,429,370)

	3,628,248	3,632,054
Construction in progress	808,688	755,899

	4,436,936	4,387,953